Summary of Significant Accounting Policies - Summary of Weighted Average Assumptions Used to Calculate Fair Value of Option Awards (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Fair value of Options granted during the year	$ 1.85	$ 1.52	$ 2.11
Risk-free rate of return	0.85%	0.98%	2.72%
Expected term in months	59 months	61 months	78 months
Expected volatility	62.00%	62.00%	47.00%
Expected dividends